Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Financial Instruments
Investments in financial instruments	$ 2,586,601	$ 3,389,485
Other
Investments in Financial Instruments
Investments in financial instruments		5,223
FVOCIL
Investments in Financial Instruments
Investments in financial instruments	2,586,601	3,384,262	$ 6,070,856
FVOCIL | Open-Ended Fund
Investments in Financial Instruments
Investments in financial instruments	674,451	773,209	945,176
FVOCIL | Publicly traded equity instruments
Investments in Financial Instruments
Investments in financial instruments	$ 1,912,150	$ 2,611,053	3,517,711
FVOCIL | Other equity instruments
Investments in Financial Instruments
Investments in financial instruments			$ 1,607,969